FINANCE COSTS, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about finance costs [Line Items]
Interest expense	$ 357	$ 342
Amortization of debt issue costs	1	2
Amortization of premium	(1)	(1)
Interest on lease liabilities	5	5
Loss (gain) on interest rate hedges	3	(5)
Interest capitalized	(16)	(24)
Accretion	48	41
Loss on debt extinguishment	0	15
Finance income	(42)	(28)
Total	355	347
Interest paid, classified as operating activities	$ 303	$ 295
Capitalisation rate of borrowing costs eligible for capitalisation	6.00%	5.90%